SEGMENT INFORMATION AND REVENUE	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Notes and other explanatory information [abstract]
SEGMENT INFORMATION AND REVENUE

NOTE – 3 SEGMENT INFORMATION AND REVENUE

Information about major customers

Revenue from customers of the corresponding years contributing over 10% of the total revenue of the Group are as follows:

	Percentage of		Six Months ended September 30,
	respective fiscal period		2024	2025
	2024	2025	HKD	HKD
Customer A	-%	16.7%	$-	$6,758,084
Customer B	-%	12.8%	$	$5,182,778
Customer C	21.7%	-%	$6,723,413	$-
Customer D	30.1%	-%	$9,350,021	$-

An analysis of revenue is as follows:

	Six Months ended September 30,
	2024	2025
	HKD	HKD

Provision of event management	$4,423,413	$-
Sales of goods and others	6,969,091	13,712,279
Tickets	6,902,453	11,061,550
Sponsorship	3,769,374	14,938,362
Video production	8,950,021	-
Design and others	-	249,871

Total:	$31,014,352	$39,962,062

The following tables present the Company’s revenue disaggregated by timing of revenue recognition, based on management’s assessment of available data:

	Six Months ended September 30,
	2024	2025
	HKD	HKD

Over time	$17,142,808	$15,188,233
At a point in time	13,871,544	24,773,829

Total:	$31,014,352	$39,962,062

NOTE – 3 SEGMENT INFORMATION AND REVENUE

Information about major customers

Revenue from customers of the corresponding years contributing over 10% of the total revenue of the Group are as follows:

	Percentage of			Year ended March 31,
	respective fiscal year			2023	2024	2025
	2023	2024	2025	HKD	HKD	HKD
Customer A	66.4%	0.1%	-	$2,398,888	$20,000	$-
Customer B	14.2%	-	-	$511,602	$-	-
Customer C	-	66.5%	15.2%	101,985	13,595,846	6,968,663
Customer D	2.8%	12.5%	-	-	2,549,151	-
Customer E	-	-	20.4%	-	-	9,350,021
Customer F	-	-	15.4%	-	-	7,052,000

An analysis of revenue is as follows:

	Year ended March 31,
	2023	2024	2025
	HKD	HKD	HKD

Provision of event management	$1,907,953	$6,733,049	$4,423,413
Sales of goods and others	1,210,704	11,459,364	15,572,720
Tickets	-	-	9,731,700
Sponsorship	-	-	5,371,523
Video production	-	-	8,950,021
Design and others	496,480	2,248,270	1,755,000

Total:	$3,615,137	$20,440,683	$45,804,377

The following tables present the Company’s revenue disaggregated by timing of revenue recognition, based on management’s assessment of available data:

	Year ended March 31,
	2023	2024	2025
	HKD	HKD	HKD

Over time	$2,404,433	$8,981,319	$20,499,958
At a point in time	1,210,704	11,459,364	25,304,419

Total:	$3,615,137	$20,440,683	$45,804,377